Income Tax (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of income tax benefit
	January 31, 2020 $	January 31, 2019 $

Net loss before taxes	(19,588,762)	(9,254,790)
Statutory rate	27.00%	27.00%

Expected tax recovery	(5,288,966)	(2,498,793)
Foreign tax rate differences	(36,227)	(23,235)
Permanent differences and other	194,935	130,163
Change in deferred tax assets not recognized	5,130,258	2,391,865

Income tax provision	–	–

Schedule of deferred tax assets (liabilities) and unrecognized deductible temporary differences
	2020 $	2019 $

Right-of-use assets – CDA	(877,943)	(85,941)
Lease liability – CDA	886,753	85,201
Right-of-use assets – USA	–	(396,773)
Lease liability – USA	–	397,939
Non-capital loss – CDA	8,150	740
Equipment – CDA	(16,960)	–
Equipment – USA	(17,781)	(1,166)
Tax loss carryforwards - USA	17,781	–

Net deferred tax asset (liability)	–	–

	2020 $	2019 $

Tax loss carryforwards - CDA	24,293,651	14,909,045
Tax loss carryforwards - USA	10,303,206	1,884,739
Tax loss carryforwards – Other	400,570	–
Intangible assets - CDA	119,978	53,954
Intangible assets - USA	–	299,235
Equipment - CDA	–	343
Lease liability - USA	1,418,024	39,346
Financing costs - CDA	3,568,281	1,478,132
Capital loss – CDA	568,786	–

Total unrecognized deductible temporary differences	40,672,496	18,664,794

Schedule of non-capital loss carryforwards
Expiry Date	Non-Capital Loss $

2029	125,962
2030	77,975
2031	139,450
2032	657,883
2034	687,128
2035	1,457,190
2036	4,637,504
2037	1,267,151
2038	887,990
2039	5,061,569
2040	9,293,849

24,293,651